Share Capital (Narrative) (Details)		1 Months Ended						12 Months Ended
	Mar. 04, 2025 CAD ($) $ / shares shares	Aug. 21, 2025 Share	Aug. 18, 2025 CAD ($) $ / shares shares	Apr. 22, 2025 Share	May 29, 2024 Share	Mar. 28, 2024 CAD ($) $ / shares shares	Jul. 28, 2023 CAD ($) $ / shares shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2025 USD ($) Share shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 USD ($) Share	Dec. 31, 2023 $ / shares	Dec. 31, 2023 USD ($) Share
Private placement [Member]
Disclosure of classes of share capital [Line Items]
Private placement (Shares)	9,200,000		4,651,163			15,700,000
Share price | $ / shares	$ 0.35		$ 0.43			$ 0.2625
Proceeds from issuing shares | $	$ 3,200,000		$ 2,000,000			$ 4,100,000
Fair value per share | $ / shares	$ 0.34		$ 0.39			$ 0.24
Premium per share | $ / shares	$ 0.01		$ 0.04			$ 0.0225
Flow-through premium liability | $	$ 92,000		$ 186,047			$ 353,000
Financing [Member]
Disclosure of classes of share capital [Line Items]
Number of shares issued			5,128,205				21,000,000
Share price | $ / shares			$ 0.39				$ 0.21
Proceeds from issuing shares | $			$ 2,000,000				$ 4,400,000
RSUs [Member]
Disclosure of classes of share capital [Line Items]
Number of units vested and converted to shares | Share									490,635		906,302
Number of units granted | Share									459,096		222,598		1,600,000
Number of units cancelled | Share									58,484		238,776
Share based compensation expense | $									$ 146,000		$ 108,347		$ 152,069
RSUs [Member] | Officers [Member]
Disclosure of classes of share capital [Line Items]
Number of units vested and converted to shares | Share		129,990		360,645	906,302				490,635		906,302
Number of units granted | Share									459,096		222,598		1,600,000
Share price on grant date | $ / shares								$ 0.38		$ 0.3		$ 0.23
Number of units cancelled | Share									58,483		238,776
DSUs [Member]
Disclosure of classes of share capital [Line Items]
Number of units granted | Share									438,425		632,257		1,537,255
Share based compensation expense | $									$ 405,000		$ 207,844		$ 244,000
DSUs [Member] | Directors [Member]
Disclosure of classes of share capital [Line Items]
Number of units granted | Share									438,425		632,257		1,537,255
Share price on grant date | $ / shares								$ 0.49		$ 0.3		$ 0.23
PSUs [Member]
Disclosure of classes of share capital [Line Items]
Number of units available for grant								1,000,000	1,000,000
Omnibus Incentive Plan [Member]
Disclosure of classes of share capital [Line Items]
Shares reserved for stock options								3,396,570	3,396,570
Plan limit percentage								10.00%	10.00%
Omnibus Incentive Plan [Member] | RSUs [Member]
Disclosure of classes of share capital [Line Items]
Shares reserved for share units								10,000,000	10,000,000
Number of units available for grant								9,412,503	9,412,503
Omnibus Incentive Plan [Member] | DSUs [Member]
Disclosure of classes of share capital [Line Items]
Shares reserved for share units								5,000,000	5,000,000
Number of units available for grant								2,392,063	2,392,063
Omnibus Incentive Plan [Member] | PSUs [Member]
Disclosure of classes of share capital [Line Items]
Shares reserved for share units								1,000,000	1,000,000